Share Capital, Share Premium And Other Capital Reserves	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Share Capital, Share Premium And Other Capital Reserves
22. SHARE CAPITAL, SHARE PREMIUM AND OTHER CAPITAL RESERVES
Share capital and share premium

	Quantity				Millions of Russian Rubles
	Ordinary shares	Preference shares	Treasury shares	Shares outstanding	Share capital	Share premium	Treasury shares
At December 31, 2019	137,472,875	134,575	—	137,607,450	6	32,053	—
Issue of shares in the IPO	37,950,000	—	—	37,950,000	3	85,899	—
Issue of shares in the private placement	4,500,000	—	—	4,500,000	—	10,186	—
Issue of shares in conversion of loans	23,484,183	—	—	23,484,183	2	11,088	—
Issue of shares upon exercise of share-based awards	—	188,325	—	188,325	—	33	—
Conversion of preference shares	322,900	(322,900)	—	—	—	—	—
Issue of Class A shares	2	—	—	2	—	—	—
Transaction costs	—	—	—	—	—	(5,820)	—

At December 31, 2020	203,729,960	—	—	203,729,960	11	133,439	—

Issue of shares upon exercise of share-based awards	483,775	—	—	483,775	—	9	—
Issue of shares to employee-benefit trust	12,200,000	—	(12,200,00 0)	—	1	—	(1)
Release of shares from trust (note 27)	—	—	4,108,368	4,108,368	—	1,476	—
At December 31, 2021	216,413,735	—	(8,091,632)	208,322,103	12	134,924	(1)

Capital reorganization and IPO
In October 2020, pursuant to a special resolution at a general meeting of shareholders, the Company

•	converted all issued redeemable preference shares into ordinary shares and eliminated redeemable preference shares as a separate class of shares; and

•
made a
25-for-1
split of its ordinary shares. All shares,
per-share
amounts and related information in these consolidated financial statements have been retroactively adjusted, where applicable, to reflect the impact of the share split and are presented on a split-adjusted basis; and

•
increased the authorized share capital by the creation of additional 374,999,998 ordinary shares of USD 0.001 each and two class A shares of USD 0.001 each up to 559,999,998 ordinary shares and two class A shares and issued one class A share to each of its major shareholders, Sistema PJSFC and Baring Vostok. Each class A share confers the right to appoint and remove two directors so long as such class A shareholder holds at least 15% of voting power of the ordinary shares or one director so long as such class A shareholder holds less than 15% but at least 7.5% of voting power of the ordinary shares and each ordinary share has the right to one vote at a meeting of shareholders.

Class A shareholders entitled to the same economic rights as holders of ordinary shares.

	Authorised		Issued and fully paid
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Ordinary shares of USD 0.001 each	559,999,998	559,999,998	216,413,733	203,729,958
Class A shares of USD 0.001 each	2	2	2	2

	560,000,000	560,000,000	216,413,735	203,729,960

On November 27, 2020, the Group issued an aggregate of 37,950,000 ordinary shares, represented by the ADSs, in the IPO on Nasdaq. In addition, the Group issued 4,500,000 ordinary shares to the existing shareholders, Sistema PJSFC and Baring Vostok, in concurrent private placements.
The Group received 90,480 in net proceeds from the IPO and the concurrent private placement after deducting underwriting commissions and other transaction costs. The Group incurred 5,820 of total expenses (transaction costs) in connection with the IPO, which included 5,512 of underwriting commissions (withheld by underwriters from the proceeds) and 308 of other transaction costs directly related to the offering.
Treasury shares
In April 2021, the Company entered into a trust deed with a trustee for operation of the Company’s equity incentive plans (the “EIPs”). The trust holds ordinary shares or ADSs of the Company to be distributed under share-based awards (the “SBAs”) granted to and exercisable by directors, officers and employees and deliver the shares or other securities exercisable under the EIPs to such participants upon exercise. The Company neither owns shares nor has voting rights in the trust. However, the Company established the trust and may appoint or substitute a trustee. Thus, the Company considered that it controls the trust through a contractual arrangement. During 2021, the Company issued 12,200,000 ordinary shares represented by ADSs for the total amount of 1 to the trust.
Other capital reserves

	Convertible loan reserve	Currency translation differences	Total
Balance at January 1, 2020	1,043	—	1,043
Convertible loan	(1,043)	—	(1,043)
Balance at December 31, 2020	—	—	—
Other comprehensive income	—	(3)	(3)
Balance at December 31, 2021	—	(3)	(3)
From January to April 2020, the Group received 6,196 under the convertible loan agreements with its existing shareholders. In October-November 2020, the Group converted these loans (together with 1,043 of the loans not converted as at December 31, 2019) into 15,086,709 ordinary shares of the Company. In December 2020, the Group converted the loan of 3,594 from a third party (Note 23) into 8,397,474 ordinary shares of the Company.